Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 3,741	$ 4,415
Net cash flows	(626)	(631)
New leases	10	14
Dividends declared	107	64
Foreign exchange impact	95	(115)
Other	(2)	(6)
Balance at end of the period	3,325	3,741
Long-term debt and finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,707	4,361
Net cash flows	(540)	(545)
New leases	10	14
Dividends declared	0	0
Foreign exchange impact	95	(115)
Other	(5)	(8)
Balance at end of the period	3,267	3,707
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	34	54
Net cash flows	(86)	(86)
New leases	0	0
Dividends declared	107	64
Foreign exchange impact	0	0
Other	3	2
Balance at end of the period	$ 58	$ 34